RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 28, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

The Company purchased repair services from a network repair company which has a member who serves on both companies' Board of Directors. During the year ended February 28, 2014, the Company paid $73, relating to the purchase of services from this repair facility.

The Company leases premises from a real estate company controlled by a former member of the Board of Directors. The real estate company ceased to be a related party on June 12, 2012. During the year ended February 28, 2013, the Company paid $1,811, relating to the rent, operating costs, and leasehold improvements associated with this real estate.

All transactions are in the normal course of business and have been recorded at the exchange amount.